Share Capital (Details)	1 Months Ended						12 Months Ended
	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 shares	Jun. 30, 2020 shares	May 31, 2020 shares	Apr. 30, 2020 shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Mar. 31, 2020 shares
Share Capital (Details) [Line Items]
Ordinary shares issued					420,000	190,968				2,505,725	22,019,230	16,666,665
Consultancy fee (in Dollars)						$ 105,000		£ 2,073,930
Exercise of warrants		88,580	3,034,399	264,286	1,712,672					665,491	600,000
Conversion of convertible loan					4,406,125
New ordinary shares issued		1,965,500	852,500	1,568,445	906,905
Number of new shares issued	281,250
Issued in lieu of a consultancy fee (in Dollars) | $							$ 11,000		$ 7,000
GBP [Member]
Share Capital (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.03
Issued in lieu of a consultancy fee (in Dollars) | $	$ 450,000